RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management personnel of the Company
Employee benefit expenses	$ 1,158	$ 1,238
Share-based payments	3,435	398
Directors of the Company
Board fees	643	91
Share-based payments	$ 2,333	$ 305